Vanguard S&P 500 Growth Index Fund

Schedule of Investments (unaudited)
As of May 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)1
Communication Services (14.3%)
*	Facebook Inc. Class A	491,311	87,193
*	Alphabet Inc. Class C	63,306	69,867
*	Alphabet Inc. Class A	61,653	68,219
	Verizon Communications Inc.	851,003	46,252
*	Netflix Inc.	89,919	30,867
	Walt Disney Co.	201,409	26,594
	Comcast Corp. Class A	427,889	17,544
*	Charter Communications Inc. Class A	15,367	5,790
*	Twitter Inc.	150,034	5,467
*	Electronic Arts Inc.	29,616	2,757
*	Take-Two Interactive Software Inc.	23,308	2,521
	Fox Corp. Class A	33,328	1,174
*	TripAdvisor Inc.	14,131	597
	Fox Corp. Class B	15,509	538
			365,380
Consumer Discretionary (12.6%)
*	Amazon.com Inc.	84,979	150,844
	McDonald's Corp.	157,620	31,251
	Home Depot Inc.	107,018	20,317
	TJX Cos. Inc.	254,904	12,819
	NIKE Inc. Class B	132,213	10,199
	Starbucks Corp.	130,625	9,935
*	Booking Holdings Inc.	4,451	7,372
	Lowe's Cos. Inc.	75,893	7,079
	Dollar General Corp.	54,156	6,893
	Yum! Brands Inc.	63,109	6,459
*	O'Reilly Automotive Inc.	16,144	5,995
	VF Corp.	66,809	5,470
	Hilton Worldwide Holdings Inc.	60,312	5,394
*	AutoZone Inc.	5,138	5,277
	Ross Stores Inc.	43,515	4,047
*	Ulta Beauty Inc.	11,605	3,869
*	Chipotle Mexican Grill Inc. Class A	5,012	3,308
	Marriott International Inc. Class A	23,226	2,900
	Tractor Supply Co.	24,986	2,518
	eBay Inc.	67,310	2,418
	Aptiv plc	32,668	2,092
	Darden Restaurants Inc.	17,820	2,073
	Expedia Group Inc.	14,933	1,717
	Advance Auto Parts Inc.	9,597	1,488
	Hasbro Inc.	13,601	1,294
*	CarMax Inc.	15,730	1,231
	Garmin Ltd.	15,514	1,187
	Tapestry Inc.	40,110	1,146
	Tiffany & Co.	10,027	894
	H&R Block Inc.	26,159	687
*	Under Armour Inc. Class A	25,291	577
	Newell Brands Inc.	41,550	558

Macy's Inc.	26,526	546
* Under Armour Inc. Class C	25,727	520
Hanesbrands Inc.	32,653	485
Foot Locker Inc.	11,356	447
* Mattel Inc.	34,755	342
Nordstrom Inc.	10,780	337
		321,985
Consumer Staples (5.5%)
Procter & Gamble Co.	288,521	29,692
PepsiCo Inc.	176,473	22,589
Coca-Cola Co.	412,086	20,246
Philip Morris International Inc.	163,283	12,594
Colgate-Palmolive Co.	101,157	7,043
Constellation Brands Inc. Class A	34,300	6,052
* Monster Beverage Corp.	80,539	4,982
Estee Lauder Cos. Inc. Class A	30,567	4,922
Kimberly-Clark Corp.	38,306	4,899
Sysco Corp.	61,300	4,219
McCormick & Co. Inc.	25,252	3,940
Clorox Co.	26,396	3,928
Church & Dwight Co. Inc.	50,648	3,769
Kellogg Co.	51,702	2,717
Hershey Co.	17,467	2,305
Hormel Foods Corp.	56,154	2,217
Lamb Weston Holdings Inc.	30,174	1,788
Brown-Forman Corp. Class B	34,263	1,712
		139,614
Energy (3.2%)
Exxon Mobil Corp.	488,655	34,582
ConocoPhillips	233,615	13,774
Occidental Petroleum Corp.	154,355	7,682
Anadarko Petroleum Corp.	102,884	7,240
Diamondback Energy Inc.	31,818	3,120
ONEOK Inc.	48,308	3,073
Concho Resources Inc.	22,719	2,227
Marathon Oil Corp.	168,531	2,216
Devon Energy Corp.	85,503	2,151
Apache Corp.	77,297	2,015
Hess Corp.	28,847	1,612
Cabot Oil & Gas Corp.	60,247	1,507
HollyFrontier Corp.	32,391	1,230
Cimarex Energy Co.	11,745	672
		83,101
Financials (5.4%)
* Berkshire Hathaway Inc. Class B	192,232	37,951
US Bancorp	309,864	15,555
S&P Global Inc.	51,196	10,950
Intercontinental Exchange Inc.	117,083	9,625
American Express Co.	71,213	8,169
Marsh & McLennan Cos. Inc.	65,538	6,265
Aon plc	31,138	5,607
Charles Schwab Corp.	127,033	5,286
Progressive Corp.	63,735	5,053
MSCI Inc. Class A	17,366	3,821
First Republic Bank	33,937	3,293
Discover Financial Services	43,959	3,277

Moody's Corp.	16,767	3,066
Cboe Global Markets Inc.	23,107	2,508
T. Rowe Price Group Inc.	24,323	2,460
* SVB Financial Group	10,837	2,183
Arthur J Gallagher & Co.	25,403	2,139
Ameriprise Financial Inc.	15,064	2,082
Northern Trust Corp.	23,851	2,040
Nasdaq Inc.	16,717	1,515
Cincinnati Financial Corp.	14,988	1,472
E*TRADE Financial Corp.	29,983	1,343
Comerica Inc.	15,083	1,038
Torchmark Corp.	9,369	801
		137,499
Health Care (16.8%)
Pfizer Inc.	1,143,419	47,475
Johnson & Johnson	323,606	42,441
Merck & Co. Inc.	531,615	42,109
Abbott Laboratories	361,724	27,538
Medtronic plc	276,216	25,572
Thermo Fisher Scientific Inc.	82,913	22,136
Eli Lilly & Co.	177,878	20,623
Amgen Inc.	84,585	14,100
AbbVie Inc.	157,975	12,118
* Boston Scientific Corp.	285,442	10,964
* Intuitive Surgical Inc.	23,578	10,960
Danaher Corp.	72,464	9,566
* Illumina Inc.	30,274	9,291
* Vertex Pharmaceuticals Inc.	52,654	8,750
Becton Dickinson and Co.	34,910	8,149
Bristol-Myers Squibb Co.	171,490	7,781
* Edwards Lifesciences Corp.	42,790	7,304
Stryker Corp.	37,584	6,887
Humana Inc.	27,923	6,837
HCA Healthcare Inc.	55,003	6,653
Cigna Corp.	44,619	6,605
* Celgene Corp.	67,985	6,376
Zoetis Inc.	54,232	5,480
* Alexion Pharmaceuticals Inc.	46,024	5,232
* Biogen Inc.	21,877	4,797
Zimmer Biomet Holdings Inc.	42,104	4,797
* Cerner Corp.	66,806	4,675
* IDEXX Laboratories Inc.	17,712	4,424
ResMed Inc.	29,513	3,368
* IQVIA Holdings Inc.	23,791	3,232
Baxter International Inc.	42,214	3,100
* Regeneron Pharmaceuticals Inc.	9,523	2,873
* WellCare Health Plans Inc.	10,296	2,844
Teleflex Inc.	9,477	2,732
* ABIOMED Inc.	9,287	2,433
* Mettler-Toledo International Inc.	3,272	2,366
* Varian Medical Systems Inc.	18,696	2,361
Agilent Technologies Inc.	34,670	2,325
* Align Technology Inc.	7,643	2,173
* Waters Corp.	8,837	1,774
* Incyte Corp.	17,578	1,382
* Hologic Inc.	30,369	1,337
Cooper Cos. Inc.	4,374	1,303

Universal Health Services Inc. Class B	9,790	1,170
* DaVita Inc.	26,085	1,133
PerkinElmer Inc.	11,841	1,022
* Henry Schein Inc.	13,994	902
		429,470
Industrials (8.5%)
Boeing Co.	108,215	36,967
Union Pacific Corp.	148,884	24,831
Honeywell International Inc.	75,080	12,336
CSX Corp.	159,595	11,885
Lockheed Martin Corp.	30,376	10,284
United Technologies Corp.	80,135	10,121
3M Co.	60,478	9,661
Waste Management Inc.	80,296	8,780
Norfolk Southern Corp.	38,013	7,418
Roper Technologies Inc.	21,339	7,339
United Parcel Service Inc. Class B	71,673	6,660
Ingersoll-Rand plc	49,875	5,902
* TransDigm Group Inc.	10,023	4,420
Raytheon Co.	24,993	4,361
* IHS Markit Ltd.	74,854	4,296
Cintas Corp.	17,438	3,868
AMETEK Inc.	46,774	3,830
Fastenal Co.	117,862	3,605
Illinois Tool Works Inc.	24,866	3,472
FedEx Corp.	22,257	3,434
Verisk Analytics Inc. Class A	23,238	3,253
Eaton Corp. plc	41,872	3,119
Xylem Inc.	36,978	2,745
Expeditors International of Washington Inc.	35,362	2,461
WW Grainger Inc.	9,289	2,431
Harris Corp.	12,636	2,365
L3 Technologies Inc.	9,637	2,333
* Copart Inc.	28,138	2,011
Equifax Inc.	15,184	1,836
Rockwell Automation Inc.	12,308	1,832
Republic Services Inc. Class A	19,085	1,614
Rollins Inc.	30,426	1,143
Kansas City Southern	9,133	1,035
JB Hunt Transport Services Inc.	11,970	1,019
Masco Corp.	28,433	993
Allegion plc	9,898	961
* United Rentals Inc.	8,711	959
Wabtec Corp.	15,036	938
Flowserve Corp.	14,239	662
Robert Half International Inc.	11,253	604
		217,784
Information Technology (26.1%)
Microsoft Corp.	1,580,122	195,429
Visa Inc. Class A	360,454	58,152
Cisco Systems Inc.	906,606	47,171
Mastercard Inc. Class A	185,907	46,754
Intel Corp.	620,534	27,328
* Adobe Inc.	100,449	27,212
* PayPal Holdings Inc.	241,626	26,518
* salesforce.com Inc.	157,553	23,855

Broadcom Inc.	81,580	20,529
Automatic Data Processing Inc.	89,720	14,366
Texas Instruments Inc.	127,562	13,306
Oracle Corp.	262,399	13,277
Intuit Inc.	53,358	13,065
Accenture plc Class A	60,390	10,754
NVIDIA Corp.	66,148	8,960
QUALCOMM Inc.	129,618	8,661
Fidelity National Information Services Inc.	66,506	8,001
* Autodesk Inc.	45,104	7,258
* Fiserv Inc.	80,649	6,924
* Red Hat Inc.	36,404	6,709
Xilinx Inc.	52,141	5,335
Motorola Solutions Inc.	33,749	5,061
Global Payments Inc.	32,456	4,999
* Advanced Micro Devices Inc.	181,448	4,973
* VeriSign Inc.	21,696	4,230
Analog Devices Inc.	40,958	3,957
Paychex Inc.	40,810	3,501
* ANSYS Inc.	17,253	3,097
NetApp Inc.	50,861	3,011
Broadridge Financial Solutions Inc.	23,826	2,975
* Keysight Technologies Inc.	38,668	2,905
Total System Services Inc.	22,794	2,816
* Gartner Inc.	18,478	2,796
* FleetCor Technologies Inc.	10,610	2,740
* Arista Networks Inc.	10,761	2,632
* Akamai Technologies Inc.	33,611	2,533
Citrix Systems Inc.	25,773	2,426
* Cadence Design Systems Inc.	34,074	2,166
* Fortinet Inc.	29,873	2,165
* Synopsys Inc.	17,571	2,046
Amphenol Corp. Class A	23,331	2,030
Microchip Technology Inc.	24,887	1,992
KLA-Tencor Corp.	18,711	1,929
Maxim Integrated Products Inc.	33,777	1,776
* F5 Networks Inc.	12,240	1,617
Skyworks Solutions Inc.	21,891	1,459
Seagate Technology plc	33,806	1,415
Alliance Data Systems Corp.	9,400	1,292
Jack Henry & Associates Inc.	7,638	1,002
Western Union Co.	37,576	729
		665,834
Materials (2.0%)
Linde plc	76,038	13,729
Ecolab Inc.	52,169	9,604
Air Products & Chemicals Inc.	45,232	9,209
Sherwin-Williams Co.	10,419	4,370
Ball Corp.	46,136	2,832
PPG Industries Inc.	22,345	2,338
Vulcan Materials Co.	13,028	1,627
Martin Marietta Materials Inc.	7,338	1,545
Celanese Corp. Class A	14,007	1,330
Freeport-McMoRan Inc.	134,425	1,305
Eastman Chemical Co.	15,574	1,011
FMC Corp.	12,156	893
Avery Dennison Corp.	7,775	809

	CF Industries Holdings Inc.			19,811	797
	Mosaic Co.			34,210	735
					52,134
Real Estate (3.4%)
	American Tower Corp.			90,854	18,968
	Public Storage			30,906	7,352
	Simon Property Group Inc.			42,632	6,910
	Welltower Inc.			79,573	6,463
	Equinix Inc.			10,294	5,001
	Crown Castle International Corp.			35,087	4,562
	Equity Residential			51,799	3,966
	AvalonBay Communities Inc.			19,395	3,937
	Realty Income Corp.			45,673	3,201
	HCP Inc.			98,395	3,120
	Essex Property Trust Inc.			10,011	2,921
*	SBA Communications Corp. Class A			13,448	2,910
	Digital Realty Trust Inc.			23,968	2,822
	Boston Properties Inc.			16,859	2,206
	Extra Space Storage Inc.			17,320	1,856
	Apartment Investment & Management Co.			31,951	1,596
	Mid-America Apartment Communities Inc.			13,109	1,497
	Duke Realty Corp.			49,631	1,493
	UDR Inc.			31,288	1,401
	Host Hotels & Resorts Inc.			71,788	1,300
	Vornado Realty Trust			18,247	1,208
	Regency Centers Corp.			15,570	1,027
	Federal Realty Investment Trust			7,330	958
					86,675
Utilities (1.9%)
	NextEra Energy Inc.			98,477	19,519
	Dominion Energy Inc.			77,371	5,817
	Ameren Corp.			50,379	3,695
	Xcel Energy Inc.			47,648	2,732
	Eversource Energy			35,901	2,651
	American Water Works Co. Inc.			23,447	2,650
	WEC Energy Group Inc.			31,187	2,512
	Pinnacle West Capital Corp.			23,093	2,169
	NRG Energy Inc.			57,867	1,970
	CMS Energy Corp.			32,712	1,835
	Atmos Energy Corp.			14,216	1,447
	Alliant Energy Corp.			27,817	1,320
					48,317
Total Common Stocks (Cost $1,949,087)					2,547,793
		Coupon
Temporary Cash Investments (0.1%)1
Money Market Fund (0.1%)
2	Vanguard Market Liquidity Fund	2.527%		24,730	2,474

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
3	United States Treasury Bill	2.385%	8/1/19	500	498
Total Temporary Cash Investments (Cost $2,971)					2,972

Total Investments (99.8%) (Cost $1,952,058)	2,550,765
Other Assets and Liabilities-Net (0.2%)	4,126
Net Assets (100%)	2,554,891

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $498,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	June 2019	25	3,567	(158)
E-mini S&P 500 Index	June 2019	25	3,441	(118)
				(276)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

S&P 500 Growth Index Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investment.

The following table summarizes the market value of the fund's investments as of May 31, 2019, based on the inputs used to value them:

S&P 500 Growth Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,547,793	—	—
Temporary Cash Investments	2,474	498	—
Futures Contracts—Liabilities[1]	(91)	—	—
Total	2,550,176	498	—
1 Represents variation margin on the last day of the reporting period.